Retained profits	12 Months Ended
Dec. 31, 2024
Disclosure of Retained Profits [Abstract]
Retained profits	Note 34: Retained profits

	2024 £m	2023 £m	2022 £m
At 1 January	6,790	6,550	8,318
Profit attributable to ordinary shareholders	3,923	4,933	3,389
Post-retirement defined benefit scheme remeasurements (net of tax)	(564)	(1,205)	(2,152)
Gains and losses attributable to own credit risk (net of tax)	(56)	(168)	364
Dividends paid (note 36)	(1,828)	(1,651)	(1,475)
Share buyback programme (note 33)	(2,011)	(1,993)	(2,013)
Issue costs of other equity instruments (net of tax)	(6)	(6)	(5)
Repurchase and redemption costs of other equity instruments	(316)	–	(36)
Movement in treasury shares	(173)	103	(60)
Value of employee services	153	227	224
Change in non-controlling interests	–	–	(3)
Realised gains and losses on equity shares held at fair value through other comprehensive income	–	–	(1)
At 31 December	5,912	6,790	6,550
Retained profits are stated after deducting £47 million (2023: £10 million; 2022: £196 million) representing 126 million (2023: 61 million;
2022: 688 million) treasury shares held.
The payment of dividends by subsidiaries and the ability of members of the Group to lend money to other members of the Group may be subject to regulatory or legal restrictions, the availability of reserves and the financial and operating performance of the entity. A number of
Group subsidiaries, principally those with banking and insurance activities, are subject to regulatory capital requirements which require minimum amounts of capital to be maintained relative to their size and risk. The Group actively manages the capital of its subsidiaries, which includes monitoring the regulatory capital ratios for its banking and insurance subsidiaries and, on a consolidated basis, the Ring-
Fenced Bank sub-group, against approved risk appetite levels.